Other Financial Assets - Disclosure of other financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Financial Assets [Abstract]
Restricted cash	$ 2,124	$ 2,124
Total other financial assets	$ 2,124	$ 2,124